UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21532

Frank Funds

(Exact name of registrant as specified in charter)

6 Stacy Court

Parsippany, New Jersey 07054

(Address of principal executive offices)

 (Zip code)

Alfred C. Frank

Frank Capital Partners LLC

6 Stacy Court

Parsippany, New Jersey 07054

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: 973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Frank Value Fund

AMERICAN EXPRESS COMPANY

Ticker Symbol:AXP	Cusip Number:025816109
Record Date: 2/29/2008	Meeting Date: 4/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	A proposal to ratify the appointment of Pricewaterhousecoopers LLP as our independent registered public accounting firm for 2008.	For	Issuer	For	With
3	A proposal to amend the certificate of incorporation to require a majority vote for the election of directors in non-contested elections.	For	Issuer	For	With
4A	Proposal to amend the certificate of incorporation to eliminate statutory supermajority voting: merger or consolidation.	For	Issuer	For	With
4B	Proposal to amend the certificate of incorporation to eliminate statutory supermajority voting: sale, lease, exchange or other disposition of all or substantially all of the company's assets outside the ordinary course of business.	For	Issuer	For	With
4C	Proposal to amend the certificate of incorporation to eliminate statutory supermajority voting: plan for the exchange of shares.	For	Issuer	For	With
4D	Proposal to amend the certificate of incorporation to eliminate statutory supermajority voting: authorization of dissolution.	For	Issuer	For	With
5	A shareholder proposal relating to cumulative voting for directors.	Against	Stockholder	Against	With

AMERICAN REPROGRAPHICS CO.

Ticker Symbol:ARP	Cusip Number:029263100
Record Date: 3/20/2008	Meeting Date: 5/2/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratify the appointment of Pricewaterhousecoopers LLP as the company's independent auditors for 2008.	For	Issuer	For	With

BEST BUY, CO., INC.

Ticker Symbol:BBY	Cusip Number:086516101
Record Date: 4/28/2008	Meeting Date: 6/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for the fiscal year ending February 28, 2009.	For	Issuer	For	With
3	Approval of the Best Buy, Co., Inc. 2008 Employee Stock Purchase Plan.	Against	Issuer	For	Against
4	Approval of an amendment to the Best Buy Co., Inc. restated Articles of Incorporation.	For	Issuer	For	With

COMPUTER PROGRAMS AND SYSTEMS, INC.

Ticker Symbol:CPSI	Cusip Number:205306103
Record Date: 3/28/2008	Meeting Date: 5/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	To ratify the appointment of Grant Thornton LLP as independent registered public accountants.	For	Issuer	For	With

DELL, INC.

Ticker Symbol:DELL	Cusip Number:24702R101
Record Date: 10/26/2007	Meeting Date: 12/4/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of independent auditor.	For	Issuer	For	With
3	Approval of the amended and restated 2002 Long-term Incentive Plan.	Against	Issuer	For	Against
SH1	Executive stockownership guidelines	Against	Stockholder	Against	With
SH2	Declaration of dividend.	Against	Stockholder	Against	With

FEDERAL HOME LOAN MORTGAGE CORP.

Ticker Symbol:FRE	Cusip Number:313400301
Record Date: 3/31/2008	Meeting Date: 6/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of appointment of Pricewaterhousecoopers LLP as independent auditors for fiscal year 2008.	For	Issuer	For	With
3	Approval of amended and restated 2004 Stock Compensation plan.	Against	Issuer	For	Against

FIRST MARBLEHEAD CORPORATION

Ticker Symbol:FMD	Cusip Number:320771108
Record Date: 9/21/2007	Meeting Date: 11/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Approve an amendment to First Marblehead's restated Certificate of Incorporation to increase the authorized number of shares of common stock from 150,000,000 to 250,000,000.	For	Issuer	For	With
3	Ratify the appointment of KPMG LLP as First Marblehead's independent registered public accounting firm for the fiscal year ending June 30, 2008.	For	Issuer	For	With

FTD GROUP, INC.

Ticker Symbol:FTD	Cusip Number:30267U108
Record Date: 9/26/2007	Meeting Date: 11/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	The ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending June 30, 2008.	For	Issuer	For	With

HARLEY-DAVIDSON, INC.

Ticker Symbol:HOG	Cusip Number:412822108
Record Date: 3/5/2008	Meeting Date: 4/26/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of selection of Ernst & Young LLP, Independent registered public accounting firm, to be the auditors.	For	Issuer	For	With

HARVEST NATURAL RESOURCES, INC.

Ticker Symbol:HNR	Cusip Number:41754V103
Record Date: 3/31/2008	Meeting Date: 5/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	To ratify the appointment of Pricewaterhousecoopers LLP as the independent registered public accounting firm for the year ending December 31, 2008.	For	Issuer	For	With

HIRERIGHT, INC.

Ticker Symbol:HIRE	Cusip Number:433538105
Record Date: 4/4/2008	Meeting Date: 5/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of appointment of Deloitte & Touche LLP as independent registered public accounting firm for 2008.	For	Issuer	For	With

J2 GLOBAL COMMUNICATIONS, INC.

Ticker Symbol:JCOM	Cusip Number:46626E205
Record Date: 3/19/2008	Meeting Date: 5/1/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	To ratify the appointment of Singer Lewak Greenbaum & Goldstein LLP to serve as the company's independent auditors for fiscal 2008.	For	Issuer	For	With
3	To transact such other business as may properly come before the meeting or any postponements or adjournments thereof.	For	Issuer	For	With

KNOLL, INC.

Ticker Symbol:KNL	Cusip Number:498904200
Record Date: 3/17/2008	Meeting Date: 4/30/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	To ratify selection of Ernst & Young LLP as independent registered public accounting firm of the company for the fiscal year ending December 31, 2008.	For	Issuer	For	With

LIBERTY GLOBAL, INC.

Ticker Symbol:LBTYA	Cusip Number:530555101
Record Date: 4/18/2008	Meeting Date: 6/12/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of the selection of KPMG LLP as the company's independent auditors for the year ending December 31, 2008.	For	Issuer	For	With

LOJACK CORPORATION

Ticker Symbol:LOJN	Cusip Number:539451104
Record Date: 3/17/2008	Meeting Date: 5/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Adopt the company's 2008 Stock Incentive plan.	Against	Issuer	For	Against
3	Ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of the company for 2008.	For	Issuer	For	With

MEADE INSTRUMENTS

Ticker Symbol:MEAD	Cusip Number:583062104
Record Date: 5/21/2007	Meeting Date: 7/12/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	Split	Issuer	For	With/Against
2	Ratification of appointment of independent registered public accounting firm.	For	Issuer	For	With

MICROSOFT CORPORATION

Ticker Symbol:MSFT	Cusip Number:594918104
Record Date: 9/7/2007	Meeting Date: 11/13/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of director: William H. Gates, III	For	Issuer	For	With
1B	Election of director: Steven A. Ballmer	For	Issuer	For	With
1C	Election of director: James I. Cash Jr., PHD	For	Issuer	For	With
1D	Election of director: Dina Dublon	For	Issuer	For	With
1E	Election of director: Raymond V. Gilmartin	For	Issuer	For	With
1F	Election of director: Reed Hastings	For	Issuer	For	With
1G	Election of director: David F. Marquardt	For	Issuer	For	With
1H	Election of director: Charles H. Noski	For	Issuer	For	With
1I	Election of director: Dr. Helmut Panke	For	Issuer	For	With
1J	Election of director: Jon A. Shirley	For	Issuer	For	With
2	Ratification of the selection of Deloitte & Touche LLP as the company's independent auditor.	For	Issuer	For	With
3	Adoption of policies on internet censorship.	Against	Stockholder	Against	With
4	Establishment of board committee on human rights.	Against	Stockholder	Against	With

MOODY'S CORPORATION

Ticker Symbol:MCO	Cusip Number:615369105
Record Date: 3/3/2008	Meeting Date: 4/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of director: Robert R. Glauber	For	Issuer	For	With
1B	Election of director: Connie Mack	For	Issuer	For	With
1C	Election of director: Nancy S. Newcomb	For	Issuer	For	With
II	Ratification of the appointment of independent registered public accounting firm for 2008.	For	Issuer	For	With
III	Stockholder proposal to adopt simple majority vote requirements in the company's charter and by-laws.	For	Stockholder	Against	Against

NBTY, INC.

Ticker Symbol:NTY	Cusip Number:628782104
Record Date: 1/14/2008	Meeting Date: 2/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	To approve the NBTY, Inc. Executive Bonus plan.	For	Issuer	For	With
3	Ratification of Pricewaterhousecoopers LLP as independent registered public accountants for the fiscal year ending September 30, 2008.	For	Issuer	For	With

PINNACLE AIRLINES CORP.

Ticker Symbol:PNCL	Cusip Number:723443107
Record Date: 3/20/2008	Meeting Date: 5/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Proposal to amend 2003 stock incentive plan.	Against	Issuer	For	Against
3	Ratification of the appointment by the audit committee of the board of directors of Ernst & Young LLP as principal independent auditors for 2008.	For	Issuer	For	With
Q1	Please mark ``yes`` if the stock owned of record or beneficially by you is owned and controlled only by U.S. citizens (as defined in the Proxy statement), or mark ``no`` if such stock is owned or controlled by any person who is not a U.S. citizen.	For	Issuer	N/A	N/A

RAND LOGISTICS, INC.

Ticker Symbol:RLOG	Cusip Number:752182105
Record Date: 7/23/2007	Meeting Date: 9/11/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To approve the company's 2007 long term incentive plan	For	Issuer	For	With
3	Ratification of the appointment of Grant Thronton LLP as the company's independent registered public accounting firm for the fiscal year ending March 31, 2008.	For	Issuer	For	With

STAPLES, INC.

Ticker Symbol:SPLS	Cusip Number:855030102
Record Date: 4/14/2008	Meeting Date: 6/9/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	To approve an amendment to Staples' certificate of incorporation deleting Article XII to remove provisions that require holders of at least two-thirds of Staples' outstanding voting stock to approve certain significant corporate transactions.	For	Issuer	For	With
3	To approve Staples' Executive Officer Incentive Plan for the fiscal years 2008 through 2012.	For	Issuer	For	With
4	To approve an amendment to Staples' Amended and Restated 2004 Stock Incentive Plan increasing the total number of shares of common stock authorized for issuance under the plan by 15,100,000 shares, from 62,330,000 shares to 77,430,000 shares.	For	Issuer	For	With
5	To ratify the selection by the Audit Committee of Ernst & Young LLP as Staples' independent registered public accounting firm for the current fiscal year.	For	Issuer	For	With
6	To act on a shareholder proposal regarding stockholders' ability to call special meetings expected to come before the meeting.	For	Stockholder	Against	Against

TEMPUR-PEDIC INTERNATIONAL, INC.

Ticker Symbol:TPX	Cusip Number:88023U101
Record Date: 3/7/2008	Meeting Date: 5/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Amendment to the 2003 equity incentive plan	Against	Issuer	For	Against
3	Ratification of Ernst & Young LLP as independent auditors.	For	Issuer	For	With

THE WESTERN UNION COMPANY

Ticker Symbol:WU	Cusip Number:959802109
Record Date: 3/24/2008	Meeting Date: 5/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of director: Jack M. Greenberg	For	Issuer	For	With
1B	Election of director: Alan J. Lacy	For	Issuer	For	With
1C	Election of director: Linda Fayne Levinson	For	Issuer	For	With
2	Ratification of selection of auditors.	For	Issuer	For	With

TRUEBLUE, INC.

Ticker Symbol:TBI	Cusip Number:89785X101
Record Date: 4/1/2008	Meeting Date: 5/14/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of the appointment of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 26, 2008.	For	Issuer	For	With

USG CORPORATION

Ticker Symbol:USG	Cusip Number:903293405
Record Date: 3/17/2008	Meeting Date: 5/14/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accountants for the year ending December 31, 2008.	For	Issuer	For	With

VALUECLICK, INC.

Ticker Symbol:VCLK	Cusip Number:92046N102
Record Date: 3/10/2008	Meeting Date: 4/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	Abstained	Issuer	For	N/A

WAL-MART STORES, INC.

Ticker Symbol:WMT	Cusip Number:931142103
Record Date: 4/10/2008	Meeting Date: 6/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Approval of Management Incentive Plan, as amended and restated.	For	Issuer	For	With
3	Ratification of Ernst & Young LLP as Independent Accountants.	For	Issuer	For	With
4	Amend Equal Employment Opportunity Policy	Against	Stockholder	Against	With
5	Pay-for-Superior-Performance	Against	Stockholder	Against	With
6	Recoupment of Senior Executive Compensation Policy	Against	Stockholder	Against	With
7	Establish Human Rights Committee	Against	Stockholder	Against	With
8	Advisory Vote on Executive Compensation	Against	Stockholder	Against	With
9	Political Contributions Report	Against	Stockholder	Against	With
10	Social and Reputation Impact Report	Against	Stockholder	Against	With
11	Special Shareholders' Meetings	Against	Stockholder	Against	With

* Management Recommended Vote

Leigh Baldwin Total Return Fund

As of June 30, 2008 the Leigh Baldwin Total Return had not commenced operations and was not entitled to vote on any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frank Funds

By /s/Alfred C. Frank

* Alfred C. Frank

President

By /s/Brian J. Frank

* Brian J. Frank

Treasurer

Date: August 22, 2008

*Print the name and title of each signing officer under his or her signature.